Related Party Transactions - Additional Information (Details) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019
Major affiliate
Disclosure of transactions between related parties [line items]
Revenue from sale of goods, related party transactions	¥ 5,869	¥ 10,380